Restructuring Charges and Other Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,772,000
Restructuring liability	0
Amount of restructuring receivables recoverable from customer	0
Revenue earned	514,193,000	$ 250,002,000	$ 180,015,000
Amortization of in-process revenue contracts	4,800,000	$ 0	$ 0
Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,400,000
Reimbursement revenue	4,400,000
Lightering Support Operations [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earned	17,700,000
Ship to Ship Transfer Business [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earned	33,100,000
Ship to Ship Transfer Business [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs related to severance payments made in relation to acquisition	300,000
Principal Maritime Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Amortization of in-process revenue contracts	$ 4,800,000